14. Financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Non-current trade and other receivables	$ 16,671,608	$ 3,842,054
Current trade and other receivables	10,579,028	5,733,942
Trade receivables-CAMMESA
Disclosure of financial assets [line items]
Non-current trade and other receivables	16,671,565	3,826,847
Current trade and other receivables	10,304,925	5,353,427
Guarantee deposits
Disclosure of financial assets [line items]
Non-current trade and other receivables	43	63
Trade receivables-YPF SA
Disclosure of financial assets [line items]
Current trade and other receivables	75,857	201,826
Recovery of insurance
Disclosure of financial assets [line items]
Current trade and other receivables	0	31,437
Trade receivables-Large users
Disclosure of financial assets [line items]
Current trade and other receivables	87,997	61,146
Receivables from associates
Disclosure of financial assets [line items]
Non-current trade and other receivables	0	15,144
Current trade and other receivables	861	10,729
Other receivables
Disclosure of financial assets [line items]
Current trade and other receivables	113,091	77,962
Subtotal
Disclosure of financial assets [line items]
Current trade and other receivables	10,582,731	5,736,527
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Current trade and other receivables	$ (3,703)	$ (2,585)